Segmental Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segmental Reporting

21. Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

Provider of certified betting Platform software services to leisure betting establishments in Italy and 11 other countries and;

(ii)	Betting platform software and services

The operating of web based as well as land based leisure betting establishments situated throughout Italy.

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$28,758	$22,534	$—	$51,293
Assets
Current assets	7,928,294	365,476	359,852	8,653,622
Non-current assets	12,633,088	6,514,244	1,279,174	20,426,506
Liabilities
Current liabilities	(5,911,483)	(503,558)	(9,918,078)	(16,333,119)
Non-current liabilities	(1,227,525)	(1,316,117)	—	(2,543,642)
Intercompany balances	6,130,287	227,718	(6,358,005)	—
Net asset position	$19,552,661	$5,287,763	$(14,637,057)	$10,203,367

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$10,160,370	$9,804	$—	$—	$10,170,174
Intercompany Service revenue	25,090	799,714	—	(824,804)	—
	10,185,460	809,518	—	(824,804)	10,170,174

Operating expenses
Intercompany service expense	799,714	25,090	—	(824,804)	—
Selling expenses	6,210,347	553,897	—	—	6,764,244
General and administrative expenses	1,245,510	444,538	581,830	—	2,271,878
	8,255,571	1,023,525	581,830	(824,804)	9,036,122

Income (Loss) from operations	1,929,889	(214,007)	(581,830)	—	1,134,052

Other (expense) income
Interest expense, net	(49,349)	3	(90,628)	—	(139,974)
Amortization of debt discount	—	—	(450,229)	—	(450,229)
Gain (Loss) on marketable securities	—	—	130,000	—	130,000
Other income	11,798	—	—	—	11,798
Total other (expenses) income	(37,551)	3	(410,857)	—	(448,405)

Loss before Income Taxes	1,892,338	(214,004)	(992,687)	—	685,647
Income tax provision	(545,868)	(5,530)	23,360	—	(528,038)
Net Income	$1,346,470	$(219,534)	$(969,327)	$—	$157,609

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Total

Purchase of fixed assets	$36,220	$6,162	$—	$42,382
Assets
Current assets	6,300,301	332,452	114,474	6,747,227
Non-current assets	12,870,553	6,979,232	1,253,987	21,103,772
Liabilities
Current liabilities	(4,608,526)	(343,898)	(12,296,065)	(17,248,489)
Non-current liabilities	(1,360,426)	(1,430,256)	—	(2,790,682)
Intercompany balances	3,027,374	195,116	(3,222,490)	—
Net asset position	$16,229,276	$5,732,646	$(14,150,094)	$7,811,828

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2019
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$9,207,410	$58,884	$—	$—	$9,266,294
Intercompany Service revenue	106,702	609,477	—	(716,179)	—
	9,314,112	668,361	—	(716,179)	9,266,294

Operating expenses
Intercompany service expense	609,477	106,702	—	(716,179)	—
Selling expenses	7,383,923	23,783	—	—	7,407,706
General and administrative expenses	1,020,281	662,673	1,514,500	—	3,197,454
	9,013,681	793,158	1,514,500	(716,179)	10,605,160

(Loss) income from operations	300,431	(124,797)	(1,514,500)	—	(1,338,866)

Other (expense) income
Interest expense, net	(3,961)	—	(143,675)	—	(147,636)
Amortization of debt discount	—	—	(1,356,476)	—	(1,356,476)
Loss on marketable securities	—	—	(25,000)	—	(25,000)
Total other (expenses) income	(3,961)	—	(1,525,151)	—	(1,529,112)

Loss before Income Taxes	296,470	(124,797)	(3,039,651)	—	(2,867,978)
Income tax provision	(244,019)	(1,955)	—	—	(245,974)
Net Loss	$52,451	$(126,752)	$(3,039,651)	$—	$(3,113,952)

22.	Segmental Reporting

The Company has two reportable operating segments. These segments are:

(i)	Betting establishments

Provider of certified betting Platform software services to leisure betting establishments in Italy and 11 other countries and;

(ii)	Betting platform software and services

The operating of web based as well as land based leisure betting establishments situated throughout Italy.

The operating assets and (liabilities) of the reportable segments are as follows:

	December 31, 2019
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$202,042	$5,456,358	$—	$5,658,400
Assets
Current assets	6,620,800	470,127	216,948	7,307,875
Non-Current assets	12,761,177	6,615,905	1,183,550	20,560,632
Liabilities
Current liabilities	(5,395,212)	(615,564)	(10,450,390)	(16,461,166)
Non-Current liabilities	(1,266,145)	(1,339,911)	—	(2,696,056)
Intercompany balances	5,461,766	423,926	(5,885,692)	—
Net asset position	$18,182,386	$5,554,483	$(14,935,584)	$8,801,285

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2019

	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$35,209,477	$373,654	$—	$—	$35,583,131
Intercompany Service revenue	452,776	2,839,211	—	(3,291,987)	—
	35,662,253	3,212,865	—	(3,291,987)	35,583,131
Operating expenses
Intercompany service expense	2,839,211	452,776	—	(3,291,987)	—
Selling expenses	25,583,913	2,000,579	—	—	27,584,492
General and administrative expenses	5,109,135	1,294,617	4,590,802	—	10,994,554
	33,532,259	3,747,972	4,590,802	(3,291,987)	38,579,046

(Loss) income from operations	2,129,994	(535,107)	(4,590,802)	—	(2,995,915)

Other (expense) income
Interest expense, net	(190,206)	3	(782,240)	—	(972,443)
Amortization of debt discount	—	—	(4,154,922)	—	(4,154,922)
Virtual Generation earnout	—	—	(561,351)	—	(561,351)
Loss on share issuances	—	—	(44,063)	—	(44,063)
Other income	114,818	—	34,747	—	149,565
Loss on marketable securities	—	—	(97,500)	—	(97,500)
Total other (expenses) income	(75,388)	3	(5,605,329)	—	(5,680,714)

Loss before Income Taxes	2,054,606	(535,104)	(10,196,131)	—	(8,676,629)
Income tax provision	(641,528)	(43,352)	—	—	(598,176)
Net Loss	$1,413,078	$(491,752)	$(10,196,131)	$—	$(9,274,802)

The operating assets and (liabilities) of the reportable segments are as follows:

	December 31, 2018
	Betting establishments	Betting platform software and services	All other	Total

Purchase of fixed assets	$10,019,807	$167,322	$6,856	$10,193,985
Assets
Current assets	7,026,752	62,395	462,216	7,551,363
Non-Current assets	12,289,853	1,562,295	1,249,970	15,102,118
Liabilities
Current liabilities	(4,393,736)	(281,553)	(2,741,884)	(7,417,173)
Non-Current liabilities	(833,859)	—	(4,463,046)	(5,296,905)
Intercompany balances	2,177,319	223,409	(2,400,728)	—
Net asset position	$16,266,329	$1,566,546	$(7,893,472)	$9,939,403

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2018
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$34,433,461	$141,636	$—	$—	$34,575,097
Intercompany Service revenue	260,063	2,168,870	—	(2,428,933)	—
	34,693,524	2,310,506	—	(2,428,933)	34,575,097
Operating expenses
Intercompany service expense	2,168,870	260,063	—	(2,428,933)	—
Selling expenses	24,142,110	—	—	—	24,142,110
General and administrative expenses	4,968,280	2,360,357	3,259,525	—	10,588,162
	31,279,260	2,620,420	3,259,525	(2,428,933)	34,730,272

(Loss) income from operations	3,414,264	(309,914)	(3,259,525)	—	(155,175)

Other (expense) income
Interest expense, net	(25,910)	—	(593,799)	—	(619,709)
Amortization of debt discount	—	—	(1,995,128)	—	(1,995,128)
Gain on litigation settlement	—	—	516,120	—	516,120
Imputed interest on related party advances	—	—	(761)	—	(761)
Loss on issuance of debt	—	—	(196,403)	—	(196,403)
Mark-to-market of marketable securities	—	—	(75,000)	—	(75,000)
Total other (expenses) income	(25,910)	—	(2,344,971)	—	(2,370,881)

Loss before Income Taxes	3,388,354	(309,914)	(5,604,496)	—	(2,526,056)
Income tax provision	(1,082,919)	(18,042)	(1,740)	—	(1,102,701)
Net Loss	$2,305,435	$(327,956)	$(5,606,236)	$—	$(3,628,757)